Distribution of Net Revenue by Business Segment (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Net Revenue	$ 1,115,006	$ 945,729	$ 900,044
Central Laboratory
Segment Reporting Information [Line Items]
Net Revenue	87,467	71,549	63,813
Clinical Research
Segment Reporting Information [Line Items]
Net Revenue	$ 1,027,539	$ 874,180	$ 836,231